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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      One North Wacker Drive
                 -------------------------------
                 Suite 4343
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim G. Redding
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   312-377-8300
         -------------------------------

Signature, Place, and Date of Signing:

   Kim G. Redding                     Chicago, Illinois   November 8, 2004
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $952,442

List of Other Included Managers:

None
Kate D'Esposito
Chief Financial Officer
KG Redding & Associates LLC
One North Wacker Drive
Suite 4343
Chicago, Il 60606-2841
P: 312-377-8230
F: 312-377-8299
Kate@Kgredding.com

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                           FORM 13F INFORMATION TABLE


                 Name of Reporting Manager ____ K. G. REDDING & ASSOCIATES, LLC.

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AMB Property Corporation    common stock   00163t109      252     6,800                 Sole                           /X/
American Campus
  Communities In            common stock   024835100   12,420   669,200                 Sole                           /X/
American Financial Realty
  Trus                      common stock   02607P305   10,276   728,300                 Sole                           /X/
Archstone Communities
  Trust                     common stock   039583109      619    19,570                 Sole                   /X/
Arden Realty Inc.           common stock   039793104   22,148   679,795                 Sole                           /X/
AvalonBay Communities Inc.  common stock   053484101    6,912   114,771                 Sole                           /X/
BNP Residential
  Properties, In            common stock   05564T103    2,180   159,384                 Sole                   /X/
BioMed Realty Trust, Inc    common stock   09063H107   28,362 1,612,400                 Sole                           /X/
Boca Resorts Inc. - CL A    common stock   09688T106    2,849   153,400                 Sole                   /X/
Boston Properties, Inc.     common stock   101121101    8,707   157,200                 Sole                           /X/
Brandywine Realty Trust     common stock   105368203   34,056 1,195,800                 Sole                           /X/
Brookfield Properties
  Corporat                  common stock   112900105    8,378   259,700                 Sole                           /X/
CMET Finance Holdings       common stock   189758105      900     9,000                 Sole                   /X/
CRT Properties Inc.         common stock   22876P109   11,666   543,872                 Sole                           /X/
Camden Property Trust       common stock   133131102   22,701   491,370                 Sole                           /X/
Capital Automotive REIT     common stock   139733109    5,801   185,500                 Sole                           /X/
CarrAmerica Realty
  Corporation               common stock   144418100    5,484   167,700                 Sole                                   /X/
Catellus Development Corp   common stock   149113102    5,574   210,248                 Sole                           /X/
CenterPoint Properties
  Trust                     common stock   151895109      353     8,100                 Sole                   /X/
Chelsea Property Group,
  Inc.                      common stock   163421100      282     4,200                 Sole                   /X/
Developers Diversified
  Realty                    common stock   251591103      569    14,527                 Sole                           /X/
Duke Realty Corporation     common stock   264411505      485    14,600                 Sole                   /X/
Essex Property Trust, Inc.  common stock   297178105    7,961   110,800                 Sole                           /X/
First Industrial Realty
  Trust,                    common stock   32054K103   18,711   507,063                 Sole                           /X/
First Potomac Realty
  Trust                     common stock   33610F109   24,487 1,185,249                 Sole                           /X/
Friedman Billings
  Ramsey-A                  common stock   358434108    1,308    68,500                 Sole                   /X/
General Growth Properties   common stock   370021107    8,317   268,300                 Sole                           /X/
Glenborough Realty Trust
  Inc                       common stock   37803P105   28,904 1,391,646                 Sole                           /X/
Gramercy Capital Corp       common stock   384871109    2,647   169,700                 Sole                   /X/
Health Care Property
  Investors                 common stock   421915109      395    15,200                 Sole                   /X/
Heritage Property           common stock   42725M107    7,861   269,500                 Sole                                   /X/

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Hersha Hospitality Trust    common stock   427825104   18,801 2,000,098                 Sole                                   /X/
Hilton Hotels Corporation   common stock   432848109   22,489 1,193,700                 Sole                                   /X/
Host Marriott Corporation   common stock   44107P104    9,828   700,500                 Sole                                   /X/
I-Star Financial Inc.       common stock   45031U101   23,567   571,600                 Sole                                   /X/
Inland Real Estate          common stock   457461101    2,822   192,600                 Sole                   /X/
Kimco Realty Corporation    common stock   49446R109      759    14,800                 Sole                   /X/
Levitt Corp                 common stock   52742P108    5,945   253,400                 Sole                                   /X/
Lodgian, Inc.               common stock   54021P403    2,025   204,500                 Sole                   /X/
Macerich Company            common stock   554382101      544    10,200                 Sole                   /X/
Mack-Cali Realty
  Corporation               common stock   554489104   36,099   814,866                 Sole                                   /X/
Manufactured Home
  Communities,              common stock   564682102      229     6,900                 Sole                   /X/
Mills Corporation           common stock   601148109   56,280 1,085,020                 Sole                                   /X/
New Century Financial       common stock   6435EV108    2,900    50,000                 Sole                   /X/
Omega Healthcare
  Investors, In             common stock   681936100   24,663 2,292,086                 Sole                                   /X/
One Liberty Properties,
  Inc.                      common stock   682406103      336    18,600                 Sole                   /X/
Pennsylvania REIT           common stock   709102107   26,471   684,701                 Sole                                   /X/
ProLogis Trust              common stock   743410102   50,083 1,421,192                 Sole                                   /X/
Public Storage, Inc.        common stock   74460D109    9,905   199,896                 Sole                                   /X/
Ramco-Gershenson
  Properties Tr             common stock   751452202   35,361 1,305,789                 Sole                                   /X/
Reckson Associates Realty   common stock   75621K106   32,533 1,131,580                 Sole                                   /X/
Regency Centers
  Corporation               common stock   758849103      511    11,000                 Sole                   /X/
Rouse Company               common stock   779273101      368     5,500                 Sole                   /X/
SL Green Realty Corp.       common stock   78440X101   51,904 1,001,816                 Sole                                   /X/
Simon Property Group, Inc.  common stock   828806109   82,613 1,540,430                 Sole                                   /X/
St. Joe Company             common stock   790148100    3,974    83,200                 Sole                   /X/
Starwood Hotels & Resorts   common stock   85590A203   56,567 1,218,600                 Sole                                   /X/
Strategic Hotel Capital
  Inc                       common stock   86272T106    5,563   411,500                 Sole                                   /X/
Summit Properties, Inc.     common stock   866239106   12,313   455,204                 Sole                                   /X/
United Dominion Realty
  Trust,                    common stock   910197102   29,166 1,470,793                 Sole                                   /X/
Ventas, Inc.                common stock   92276F100      430    16,600                 Sole                   /X/
Vornado Realty Trust        common stock   929042109   55,828   890,690                 Sole                                   /X/

                                                      952,442

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